NYSE Euronext

12026136

Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND
MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

April 2, 2012

Received SEC
APR 02 2012
Washington, DC 20549

CERT NYS
File No. 001-35481

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Retail Properties of America, Inc., Class A Common Stock, $0.001 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 28, 2012. Tentative listing date – April 5, 2012.

Sincerely,

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